ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of accrued expenses and other current liabilities

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Salary and welfare payable	301,152	409,965
Other accrued expense	129,970	111,134
Other tax payable	67,334	71,473
Refund liability (1)	60,597	67,157
Accrued marketing expense	75,473	113,516
Payable for investment and acquisition	26,580	26,580
Others	1,083	5,207
	662,189	805,032

(1)
Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.